Debt Obligations - Future Minimum Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
2020
2021		80,199
Total minimum principal payments	$ 67,088	80,199	$ 83,340
Less: debt issuance costs and discounts	(1,168)	(2,856)	(1,902)
Convertible notes, net	$ 65,920	$ 77,343	$ 81,438